Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Environmental Expenses [Line Items]
Disbursement amount	$ 17,758,581	$ 5,797,609	$ 10,963,845
Capitalized amount	7,593,029	1,441,984	872,188
Expense amount	10,165,552	4,385,912	10,091,657
Future disbursement amount	42,004,660	2,230,634	6,440,978
Total disbursements	59,763,241	8,028,243	17,404,823
Amount of prior period disbursement		7,378,941
Pehuenche [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount	42,693	34,473	29,164
Expense amount	42,693	34,473	29,164
Future disbursement amount		34,473	5,405
Total disbursements	42,693	68,946	34,569
Amount of prior period disbursement		68,947
Pehuenche [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	5,690
Expense amount	5,690
Total disbursements	5,690
Amount of prior period disbursement		18,170
Pehuenche [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	6,652	854	3,105
Expense amount	6,652	854	3,105
Future disbursement amount		854	19,298
Total disbursements	6,652	1,708	22,403
Amount of prior period disbursement		1,707
Pehuenche [Member] | Pehuenche Central [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount			25,144
Expense amount			25,144
Future disbursement amount			24,720
Total disbursements			49,864
Pehuenche [Member] | Pehuenche Central [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount		9,085
Expense amount		9,085
Future disbursement amount		9,085
Total disbursements		18,170
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	3,550,212
Expense amount	3,550,212
Future disbursement amount	8,622,291
Total disbursements	12,172,503
Amount of prior period disbursement		1,532,887
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Disbursement amount	612,337
Expense amount	612,337
Total disbursements	612,337
Amount of prior period disbursement		639,601
Enel Distribucion Chile S.A. [Member] | Urban Tree Planting Project [Member]
Environmental Expenses [Line Items]
Future disbursement amount	10,000,000
Total disbursements	10,000,000
Enel Distribucion Chile S.A. [Member] | SEC Standardization Project [Member]
Environmental Expenses [Line Items]
Disbursement amount			2,932,689
Expense amount			2,932,689
Total disbursements			2,932,689
Enel Generacin Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		91,480
Expense amount		91,480
Total disbursements		91,480
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Adaptations And Certifications, Thermal Power Plants (TP) [Member]
Environmental Expenses [Line Items]
Disbursement amount	1,521,191	1,174,689	1,231,175
Capitalized amount	424,705	436,295	182,861
Expense amount	1,096,486	738,394	1,048,314
Future disbursement amount	894,654	615,621	2,120,483
Total disbursements	2,415,845	1,790,310	3,351,658
Amount of prior period disbursement		1,790,310
Enel Generacin Chile S.A. [Member] | Environmental Expenses, And Certifications, Coal Power Plants (CP) [Member]
Environmental Expenses [Line Items]
Disbursement amount	9,564,824	587,545	1,611,874
Capitalized amount	7,168,324	105,196	689,327
Expense amount	2,396,500	482,349	922,547
Future disbursement amount	1,487,715	1,211,306	632,635
Total disbursements	11,052,539	1,798,851	2,244,509
Amount of prior period disbursement		1,798,851
Enel Generacin Chile S.A. [Member] | Environmental Expenses, Hydroelectric Power Plants (HP) [Member
Environmental Expenses [Line Items]
Disbursement amount	378,046	143,262	426,453
Expense amount	378,046	143,262	426,453
Future disbursement amount		359,295	718,751
Total disbursements	378,046	502,557	1,145,204
Amount of prior period disbursement		502,557
Enel Generacin Chile S.A. [Member] | Waste Recovery Initiative [Member]
Environmental Expenses [Line Items]
Future disbursement amount	2,000,000
Total disbursements	2,000,000
Enel Generacin Chile S.A. [Member] | Asbestos Storage Project [Member]
Environmental Expenses [Line Items]
Future disbursement amount	7,000,000
Total disbursements	7,000,000
Enel Generacin Chile S.A. [Member] | MA Space In The CEO [Member]
Environmental Expenses [Line Items]
Future disbursement amount	12,000,000
Total disbursements	12,000,000
Enel Green Power Chile S.A. [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount			75,422
Expense amount			75,422
Future disbursement amount			193,828
Total disbursements			269,250
Enel Green Power Chile S.A. [Member] | Environmental Expenses, Adaptations And Certifications, Thermal Power Plants (TP) [Member]
Environmental Expenses [Line Items]
Disbursement amount		22,180
Expense amount		22,180
Total disbursements		22,180
Enel Green Power Chile S.A. [Member] | Wildlife Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount		100,470
Expense amount		100,470
Total disbursements		100,470
Enel Green Power Chile S.A. [Member] | Archaeological monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount		36,972
Expense amount		36,972
Total disbursements		36,972
Enel Green Power Chile S.A. [Member] | Noise Monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount		30,545
Expense amount		30,545
Total disbursements		30,545
Enel Green Power Chile S.A. [Member] | Household Waste Removal (Payment Municipal Retreat) [Member]
Environmental Expenses [Line Items]
Disbursement amount	22,132
Expense amount	22,132
Total disbursements	22,132
Amount of prior period disbursement		6,177
Enel Green Power Chile S.A. [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount		58,235	61,552
Expense amount		58,235	61,552
Future disbursement amount			91,153
Total disbursements		58,235	152,705
Enel Green Power Chile S.A. [Member] | Rent Or Vehicle Expenses [Member]
Environmental Expenses [Line Items]
Disbursement amount	8,526	41,615	75,481
Expense amount	8,526	41,615	75,481
Future disbursement amount			114,211
Total disbursements	8,526	41,615	189,692
Amount of prior period disbursement		41,615
Enel Green Power Chile S.A. [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	595,261		13,234
Expense amount	595,261		13,234
Future disbursement amount			109,770
Total disbursements	595,261		123,004
Enel Green Power Chile S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount	38,663	19,073	14,203
Expense amount	38,663	19,073	14,203
Future disbursement amount			46,944
Total disbursements	38,663	19,073	61,147
Amount of prior period disbursement		19,073
Enel Green Power Chile S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	49,880		2,293
Expense amount	49,880		2,293
Future disbursement amount			37,750
Total disbursements	49,880		40,043
Amount of prior period disbursement		22,180
Enel Green Power Chile S.A. [Member] | Removal Of Hazardous And Non-hazardous Waste [Member]
Environmental Expenses [Line Items]
Disbursement amount	436,358
Expense amount	436,358
Total disbursements	436,358
Amount of prior period disbursement		91,480
Enel Green Power Chile S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount		22,707	65,043
Expense amount		22,707	65,043
Future disbursement amount			110,887
Total disbursements		22,707	175,930
Enel Green Power Chile S.A. [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursement amount	32,667	83,111	10,932
Expense amount	32,667	83,111	10,932
Future disbursement amount			227,590
Total disbursements	32,667	83,111	238,522
Amount of prior period disbursement		83,111
Enel Green Power Chile S.A. [Member] | Travel Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount	124,926
Expense amount	124,926
Total disbursements	124,926
Enel Green Power Chile S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount		108,170	43,576
Expense amount		108,170	43,576
Future disbursement amount			181,299
Total disbursements		108,170	224,875
Enel Green Power Chile S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		6,177	78,617
Expense amount		6,177	78,617
Future disbursement amount			69,700
Total disbursements		6,177	148,317
Enel Green Power Chile S.A. [Member] | Environment Travel [Member]
Environmental Expenses [Line Items]
Disbursement amount			49,605
Expense amount			49,605
Future disbursement amount			99,316
Total disbursements			148,921
Enel Green Power Chile S.A. [Member] | Legal Requirements Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	193,742	27,037	217,870
Expense amount	193,742	27,037	217,870
Future disbursement amount			617,101
Total disbursements	193,742	27,037	834,971
Amount of prior period disbursement		27,037
Enel Green Power Chile S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount	10,760	388,175	71,680
Expense amount	10,760	388,175	71,680
Future disbursement amount			63,000
Total disbursements	10,760	388,175	134,680
Amount of prior period disbursement		388,175
Geotermica del Norte SA [Member]
Environmental Expenses [Line Items]
Disbursement amount			223,178
Expense amount			223,178
Total disbursements			223,178
Geotermica del Norte SA [Member] | Waste Management [Member]
Environmental Expenses [Line Items]
Disbursement amount		13,607	26,667
Expense amount		13,607	26,667
Future disbursement amount			36,764
Total disbursements		13,607	63,431
Geotermica del Norte SA [Member] | Water Analysis [Member]
Environmental Expenses [Line Items]
Disbursement amount		15,675	5,589
Expense amount		15,676	5,589
Future disbursement amount			5,378
Total disbursements		15,675	10,967
Geotermica del Norte SA [Member] | Campaigns and Studies [Member]
Environmental Expenses [Line Items]
Disbursement amount	366,260		277,126
Expense amount	366,260		277,126
Future disbursement amount			406,915
Total disbursements	366,260		684,041
Amount of prior period disbursement		275,403
Geotermica del Norte SA [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount		275,403	4,209
Expense amount		275,403	4,209
Future disbursement amount			5,227
Total disbursements		275,403	9,436
Geotermica del Norte SA [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	4,380	8,630
Expense amount	4,380	8,630
Total disbursements	4,380	8,630
Amount of prior period disbursement		8,630
Geotermica del Norte SA [Member] | Removal Of Hazardous And Non-hazardous Waste [Member]
Environmental Expenses [Line Items]
Disbursement amount	63,192
Expense amount	63,192
Total disbursements	63,192
Amount of prior period disbursement		13,607
Geotermica del Norte SA [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Disbursement amount		613
Expense amount		613
Future disbursement amount			3,659
Total disbursements		613	3,659
Geotermica del Norte SA [Member] | Outsourced Services [Member]
Environmental Expenses [Line Items]
Disbursement amount		30,286
Capitalized amount		30,286
Expense amount		30,286
Total disbursements		30,286
Geotermica del Norte SA [Member] | Vegetation Control In at Networks [Member]
Environmental Expenses [Line Items]
Disbursement amount			102,015
Expense amount			102,015
Future disbursement amount			142,081
Total disbursements			244,096
Geotermica del Norte SA [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount	18,821	1,140	31,411
Expense amount	18,821	1,140	31,411
Total disbursements	18,821	1,140	31,411
Amount of prior period disbursement		30,286
Geotermica del Norte SA [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount			8,150
Expense amount			8,150
Future disbursement amount			10,950
Total disbursements			19,100
Parque Eolico Talinay Oriente S.A. [Member] | Materials Environment [Member]
Environmental Expenses [Line Items]
Disbursement amount	27,118
Expense amount	27,118
Total disbursements	27,118
Amount of prior period disbursement		614
Parque Eolico Talinay Oriente S.A. [Member] | Household Waste Removal (Payment Municipal Retreat) [Member]
Environmental Expenses [Line Items]
Disbursement amount	19,664
Expense amount	19,664
Total disbursements	19,664
Parque Eolico Talinay Oriente S.A. [Member] | Household Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount	21,942
Expense amount	21,942
Total disbursements	21,942
Amount of prior period disbursement		11,713
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Materials [Member]
Environmental Expenses [Line Items]
Disbursement amount			1,949
Expense amount			1,949
Future disbursement amount			5,227
Total disbursements			7,176
Parque Eolico Talinay Oriente S.A. [Member] | Environmental Sanitation [Member]
Environmental Expenses [Line Items]
Disbursement amount	11,763
Expense amount	11,763
Total disbursements	11,763
Amount of prior period disbursement		1,251
Parque Eolico Talinay Oriente S.A. [Member] | Sewage Treatment Plant [Member]
Environmental Expenses [Line Items]
Future disbursement amount			1,830
Total disbursements			1,830
Parque Eolico Talinay Oriente S.A. [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Disbursement amount	30,882
Expense amount	30,882
Total disbursements	$ 30,882
Amount of prior period disbursement		5,559
Parque Eolico Talinay Oriente S.A. [Member] | Permitting Framework Agreement [Member]
Environmental Expenses [Line Items]
Disbursement amount			453
Expense amount			453
Total disbursements			453
Parque Eolico Talinay Oriente S.A. [Member] | Domestic Waste Removal [Member]
Environmental Expenses [Line Items]
Disbursement amount		11,713	8,884
Expense amount		11,713	8,884
Future disbursement amount			25,027
Total disbursements		11,713	33,911
Parque Eolico Talinay Oriente S.A. [Member] | Bird Collision Monitoring Contract [Member]
Environmental Expenses [Line Items]
Disbursement amount		22,203	41,476
Expense amount		22,203	41,476
Total disbursements		$ 22,203	41,476
Enel Transmisin Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Disbursement amount			59,999
Expense amount			59,999
Future disbursement amount			81,570
Total disbursements			141,569
Enel Transmisin Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Disbursement amount			7,715
Expense amount			7,715
Future disbursement amount			2,580
Total disbursements			$ 10,295